UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)                        Copy to:

       CHRISTOPHER K. YARBROUGH                             CATHY G. O'KELLY
       737 NORTH MICHIGAN AVENUE                           VEDDER PRICE P.C.
              SUITE 1700                                222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                         CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
EUROPEAN FOCUS FUND
OCTOBER 31, 2009


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 94.97%
               AUSTRALIA - 4.80%

   12,500,000  Centamin Egypt, Ltd. *     $  25,029,050
                                          --------------
               CANADA - 4.10%
    3,818,947  European Goldfields,
               Ltd. *                        21,373,347
                                          --------------
               DENMARK - 1.46%

        1,106  A P Moller - Maersk A/S,
               B Shares                       7,610,618
                                          --------------
               FINLAND - 1.38%

      300,000  Sampo Oyj, A Shares            7,205,203
                                          --------------
               FRANCE - 8.40%

      150,000  France Telecom S.A.            3,721,805
      500,000  Rhodia S.A. *                  7,409,762
      215,000  Sanofi-Aventis                15,739,563
       70,000  Vallourec S.A.                11,094,776
      210,000  Vivendi S.A.                   5,845,618
                                          --------------
                                             43,811,524
                                          --------------
               GERMANY - 8.34%

      221,000  Daimler AG                    10,758,768
      233,484  Fresenius SE                  11,634,531
      218,135  HeidelbergCement AG           13,075,086
      330,000  Rhoen Klinikum AG              8,013,139
                                          --------------
                                             43,481,524
                                          --------------
               GREECE - 0.83%

      500,000  Sidenor Steel Products
               Manufacturing Co. *            4,311,937
                                          --------------
               IRELAND - 1.62%

      344,680  CRH plc                        8,425,400
                                          --------------
               ITALY - 2.46%

      441,184  Azimut Holding SpA             5,343,482
      500,000  Fiat SpA *                     7,475,987
                                          --------------
                                             12,819,469
                                          --------------
               KAZAKHSTAN - 4.33%

      590,000  KazMunaiGas Exploration
               Production, GDR               13,953,500
    1,724,139  Zhaikmunai LP, GDR *           8,620,695
                                          --------------
                                             22,574,195
                                          --------------
               LUXEMBOURG - 2.70%

      305,000  ArcelorMittal                 10,314,654
    1,200,000  GlobeOp Financial
               Services                       3,791,285
                                          --------------
                                             14,105,939
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

NETHERLANDS - 7.37%

      410,333  A&D Pharma Holding N.V.,
               GDR *                      $   2,294,694
      870,182  Aegon N.V. *                   6,248,067
      170,000  Akzo Nobel N.V.               10,077,277
      414,902  AMTEL Vredestein N.V.,
               GDR (a) (b) *                         --
      850,000  STMicroelectronics N.V.        6,866,208
      210,000  TNT N.V.                       5,587,564
    3,561,400  Wavin N.V.                     7,379,521
                                          --------------
                                             38,453,331
                                          --------------
               NORWAY - 1.09%

    3,500,000  Sevan Marine ASA *             5,678,583
                                          --------------
               PORTUGAL - 1.80%

      557,532  Galp Energia, SGPS, S.A.,
               B Shares                       9,386,434
                                          --------------
               SPAIN - 1.46%

      547,400  Banco Popular Espanol
               S.A.                           4,897,937
    1,000,000  Realia Business S.A. *         2,693,121
                                          --------------
                                              7,591,058
                                          --------------
               SWITZERLAND - 8.02%

       52,559  Roche Holding AG               8,437,925
       20,000  Swatch Group AG                4,688,566
      500,000  Temenos Group AG *            11,453,358
      400,000  UBS AG *                       6,745,297
       45,656  Zurich Financial Services
               AG                            10,498,343
                                          --------------
                                             41,823,489
                                          --------------
               UNITED ARAB EMIRATES - 2.86%

    3,820,139  Kingdom Hotel

               Investments, GDR *            14,898,542
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2009 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               UNITED KINGDOM - 29.27%
      700,000  Aero Inventory plc         $   1,516,514
    8,579,071  Afren plc *                   12,249,942
    5,500,000  Ashtead Group plc              7,253,090
    1,500,000  BAE Systems plc                7,742,593
    2,123,896  Barclays plc *                11,224,413
    1,800,000  British Airways plc *          5,370,824
      200,000  Cairn Energy plc *             8,672,361
      525,000  Capita Group plc               6,574,434
      766,286  Daily Mail & General
               Trust plc                      5,001,739
      230,000  Dana Petroleum plc *           4,835,612
    2,500,000  Game Group plc                 6,080,828
      396,825  Impellam Group plc *             439,620
      350,000  Imperial Tobacco Group
               plc                           10,339,870
    1,100,000  Informa plc                    5,293,357
    4,991,324  Juridica Investments,
               Ltd. (b)                       9,994,248
    1,200,000  Kalahari Minerals plc *        3,540,174
    6,802,300  Lloyds TSB Group plc *         9,716,264
    4,972,917  Regal Petroleum plc *          7,100,763
    2,529,964  Songbird Estates plc *         5,377,230
    5,682,536  Tau Capital plc *              2,145,157
    1,100,000  Thomas Cook Group plc          3,695,601
      665,401  Tullow Oil plc                12,963,095
    2,000,000  William Hill plc               5,514,597
                                          --------------
                                            152,642,326
                                          --------------
               UNITED STATES - 2.68%
    1,000,000  Virgin Media, Inc.            13,970,000
                                          --------------

               TOTAL COMMON STOCK
               (Cost $494,262,029)          495,191,969
                                          --------------

PREFERRED STOCK - 1.14%
               GERMANY - 1.14%

      130,685  Henkel AG & Co KGaA            5,954,311
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $4,569,159)              5,954,311
                                          --------------

REITS - 2.25%

               FRANCE - 0.98%

       23,000  Unibail-Rodamco                5,109,351
                                          --------------
               UNITED KINGDOM - 1.27%
    1,070,830  Shaftesbury plc                6,616,983
                                          --------------

               TOTAL REITS
               (Cost $9,283,536)             11,726,334
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $508,114,724)        $ 512,872,614
                                          --------------

SHORT TERM INVESTMENT - 1.55%

    8,053,506  Fidelity Institutional
               Treasury Portfolio             8,053,506
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $8,053,506)              8,053,506
                                          --------------
TOTAL INVESTMENTS - 99.91%
               (Cost $516,168,230)          520,926,120
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  0.09%                                         477,326
                                          --------------
TOTAL NET ASSETS - 100.00%                $ 521,403,446
                                          --------------

        *  Non income producing security

      (a) Fair valued at October 31, 2009 as determined in good faith using procedures approved by the Trustees of the Trust.

      (b) This security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

      GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2009 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                            ASSETS
---------------------------------------------------------------
Oil & Gas Exploration & Production                       13.12%
Gold                                                      8.90
Diversified Banks                                         4.95
Pharmaceuticals                                           4.64
Construction Materials                                    4.13
Automobile Manufacturers                                  3.49
Multi-line Insurance                                      3.39
Real Estate Management & Development                      2.86
Steel                                                     2.81
Cable & Satellite                                         2.68
Health Care Equipment                                     2.23
Application Software                                      2.20
Industrial Machinery                                      2.13
Tobacco                                                   1.98
Publishing                                                1.98
Diversified Chemicals                                     1.93
Industrial Conglomerates                                  1.92
Integrated Oil & Gas                                      1.80
Trading Companies & Distributors                          1.68
Health Care Facilities                                    1.54
Aerospace & Defense                                       1.48
Marine                                                    1.46
Asset Management & Custody Banks                          1.44
Specialty Chemicals                                       1.42
Construction & Engineering                                1.41
Human Resource & Employment Services                      1.34
Semiconductors                                            1.32
Diversified Capital Markets                               1.29
Diversified REIT's                                        1.27
Life & Health Insurance                                   1.20
Computer & Electronics Retail                             1.17
Household Products                                        1.14
Movies & Entertainment                                    1.12
Oil & Gas Equipment & Services                            1.09
Air Freight & Logistics                                   1.07
Casinos & Gaming                                          1.06
Real Estate Operating Companies                           1.03
Airlines                                                  1.03
Retail REIT's                                             0.98
Apparel, Accessories & Luxury Goods                       0.90
Other Diversified Financial Services                      0.72
Integrated Telecommunication Services                     0.71
Hotels, Resorts & Cruise Lines                            0.71
Diversified Metals & Mining                               0.68
Diversified Real Estate Activities                        0.52
Health Care Distributors                                  0.44
                                                   ------------
Long Term Investments                                    98.36
Short Term Investment                                     1.55
                                                   ------------
Total Investments                                        99.91
Net Other Assets and Liabilities                          0.09
                                                   ------------
                                                        100.00%
                                                   ============

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of October 31, 2009.

2. Net unrealized appreciation of the Fund's investment securities was $4,757,890 of which $87,486,722 related to the appreciated investment securities and $82,728,832 related to depreciated investment securities for the quarter ended October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

 --------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
 --------------------------------------------------------------------------------------------------------------
Common Stocks
    Australia                                     $  25,029,050  $          --    $            --  $ 25,029,050
    Canada                                           21,373,347             --                 --    21,373,347
    Denmark                                           7,610,618             --                 --     7,610,618
    Finland                                           7,205,203             --                 --     7,205,203
    France                                           43,811,524             --                 --    43,811,524
    Germany                                          43,481,524             --                 --    43,481,524
    Greece                                            4,311,937             --                 --     4,311,937
    Ireland                                           8,425,400             --                 --     8,425,400
    Italy                                            12,819,469             --                 --    12,819,469
    Kazakhstan                                       22,574,195             --                 --    22,574,195
    Luxembourg                                       14,105,939             --                 --    14,105,939
    Netherlands                                      38,453,331             --                 --    38,453,331
    Norway                                            5,678,583             --                 --     5,678,583
    Portugal                                          9,386,434             --                 --     9,386,434
    Spain                                             7,591,058             --                 --     7,591,058
    Switzerland                                      41,823,489             --                 --    41,823,489
    United Arab Emirates                             14,898,542             --                 --    14,898,542
    United Kingdom                                  152,642,326             --                 --   152,642,326
    United States                                    13,970,000             --                 --    13,970,000
 --------------------------------------------------------------------------------------------------------------
Total Common Stock                                  495,191,969             --                 --   495,191,969
 --------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                           5,954,311             --                 --     5,954,311
 --------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                 5,954,311             --                 --     5,954,311
 --------------------------------------------------------------------------------------------------------------
REITS
    France                                            5,109,351             --                 --     5,109,351
    United Kingdom                                    6,616,983             --                 --     6,616,983
 --------------------------------------------------------------------------------------------------------------
Total REITS                                          11,726,334             --                 --    11,726,334
 --------------------------------------------------------------------------------------------------------------
Short Term Investment                                 8,053,506             --                 --     8,053,506
 --------------------------------------------------------------------------------------------------------------
Total Investments                                   520,926,120             --                 --   520,926,120
 --------------------------------------------------------------------------------------------------------------
Total                                             $ 520,926,120  $          --    $            --  $520,926,120
 --------------------------------------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of October 31, 2009.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2009


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 94.65%
               AUSTRALIA - 8.25%

      943,759  AMP, Ltd.                  $   5,054,672
    1,290,405  Challenger Financial
               Services Group, Ltd.           4,355,843
    2,584,925  Goodman Fielder, Ltd.          3,746,180
      198,566  National Australia Bank,
               Ltd.                           5,335,364
      371,776  QBE Insurance Group, Ltd.      7,620,075
      754,965  Transurban Group               3,098,893
      141,427  Woolworths, Ltd.               3,644,757
                                          --------------
                                             32,855,784
                                          --------------
               AUSTRIA - 0.93%

      126,319  Oesterreichische Post AG       3,690,065
                                          --------------
               CHINA - 2.95%

    8,248,000  Bank of China, Ltd.,
               Class H                        4,831,607
       57,753  PetroChina Co., Ltd., ADR      6,932,670
                                          --------------
                                             11,764,277
                                          --------------
               CYPRUS - 1.33%

    1,011,603  ProSafe SE                     5,300,143
                                          --------------
               CZECH REPUBLIC - 1.21%

      204,337  Telefonica 02 Czech

               Republic a.s.                  4,829,759
                                          --------------
               FRANCE - 4.18%

      200,003  France Telecom S.A.            4,962,481
       35,400  Neopost S.A.                   3,105,990
      143,271  Total S.A.                     8,567,682
                                          --------------
                                             16,636,153
                                          --------------
               GREECE - 1.81%

      281,344  OPAP S.A.                      7,204,298
                                          --------------
               ITALY - 7.34%

      414,181  ENI SpA                       10,307,149
    1,934,854  Snam Rete Gas SpA              9,396,518
    2,399,660  Terna - Rete Elettrica
               Nationale SpA                  9,526,118
                                          --------------
                                             29,229,785
                                          --------------
               JAPAN - 4.39%

       88,400  Astellas Pharma, Inc.          3,309,538
       16,400  Nintendo Co., Ltd.             4,223,207
        4,442  NTT DoCoMo, Inc.               6,508,913
       84,700  Takeda Pharmaceutical
               Co., Ltd.                      3,434,483
                                          --------------
                                             17,476,141
                                          --------------
               KOREA - 1.49%

      352,312  SK Telecom Co., Ltd., ADR      5,951,283
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               NETHERLANDS - 2.90%

      123,946  Royal Dutch Shell plc,
               Class B                    $   3,580,302
      257,487  Unilever N.V.                  7,959,445
                                          --------------
                                             11,539,747
                                          --------------
               SINGAPORE - 1.61%

      605,000  Keppel Corp., Ltd.,            3,535,336
    1,400,000  Singapore Technologies
               Engineering, Ltd.              2,856,837
                                          --------------
                                              6,392,173
                                          --------------
               SPAIN - 2.80%

      463,671  Banco Santander S.A.           7,502,012
      400,000  Iberdrola S.A.                 3,637,921
                                          --------------
                                             11,139,933
                                          --------------
               TAIWAN - 3.07%

    6,225,320  Asia Cement Corp.              6,642,026
    6,335,000  CTCI Corp.                     5,561,118
                                          --------------
                                             12,203,144
                                          --------------
               UNITED KINGDOM - 35.98%
      764,713  Amlin plc                      4,441,744
    1,087,259  Aviva plc                      6,845,200
    1,299,191  BAE Systems plc                6,706,071
      392,857  Balfour Beatty plc             1,713,170
    1,464,937  BP plc                        13,759,961
      411,111  British Sky Broadcasting
               Group plc                      3,596,341
    1,712,434  Centrica plc                   6,978,548
      150,000  Cineworld Group plc              388,361
    1,223,602  Electrocomponents plc          2,944,074
      342,289  GlaxoSmithKline plc            7,022,269
      163,711  Go-Ahead Group plc             3,826,153
      526,990  HSBC Holdings plc              5,826,979
      635,474  ICAP plc                       4,242,807
      403,172  Imperial Tobacco Group
               plc                           11,910,703
      687,069  Man Group plc                  3,495,719
    2,624,094  Marston's plc                  3,729,682
      336,889  National Grid plc              3,353,453
      846,951  Pennon Group plc               6,312,252
      376,287  Provident Financial plc        5,752,765
      527,883  RSA Insurance Group plc        1,050,062
      219,317  SABMiller plc                  5,770,060
      225,817  Scottish & Southern
               Energy plc                     3,999,011
      512,767  Smiths Group plc               7,515,295
    2,607,753  Smiths News plc                5,210,866
    1,000,000  Tesco plc                      6,685,629
    4,611,949  Vodafone Group plc            10,184,571
                                          --------------
                                            143,261,746
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2009 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               UNITED STATES - 14.41%
      105,986  AT&T, Inc.                 $   2,720,661
      225,111  Atmos Energy Corp.             6,269,341
      130,000  Bemis Co., Inc.                3,357,900
      299,604  Bristol-Myers Squibb Co.       6,531,367
      317,834  ConAgra Foods, Inc.            6,674,514
      195,367  Paychex, Inc.                  5,550,376
      348,743  Pfizer, Inc.                   5,939,093
      145,143  Pitney Bowes, Inc.             3,556,004
      143,157  Progress Energy, Inc.          5,372,682
      166,904  Reynolds American, Inc.        8,091,506
      111,993  Verizon Communications,
               Inc.                           3,313,873
                                          --------------
                                             57,377,317
                                          --------------

               TOTAL COMMON STOCK
               (Cost $393,465,403)          376,851,748
                                          --------------

RIGHTS - 0.0%
               SPAIN - 0.0%

           83  Banco Santander S.A.
               (Expires 10/30/09)                    15
                                          --------------

               TOTAL RIGHTS
               (Cost $15)                            15
                                          --------------

REITS - 1.01%

               NETHERLANDS - 1.01%

       92,800  Eurocommercial Properties
               N.V.                           4,028,791
                                          --------------

               TOTAL REITS
               (Cost $3,993,136)              4,028,791
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $397,458,554)          380,880,554
                                          --------------

SHORT TERM INVESTMENT - 4.78%

   19,009,821  Fidelity Institutional
               Treasury Portfolio            19,009,821
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $19,009,821)            19,009,821
                                          --------------
TOTAL INVESTMENTS - 100.44%
               (Cost $416,468,375)          399,890,375
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (0.44)%                                    (1,742,699)
                                          --------------
TOTAL NET ASSETS - 100.00%                $  398,147,676
                                          --------------

      ADR  American Depositary Receipts

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2009 (CONTINUED)


 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                             % OF NET
 A PERCENTAGE OF NET ASSETS:                             ASSETS
 ----------------------------------------------------------------
 Integrated Oil & Gas                                      10.84%
 Pharmaceuticals                                           6.59
 Diversified Banks                                         5.90
 Wireless Telecommunication Services                       5.69
 Electric Utilities                                        5.66
 Tobacco                                                   5.02
 Packaged Foods & Meats                                    4.62
 Integrated Telecommunication Services                     3.97
 Gas Utilities                                             3.93
 Property & Casualty Insurance                             3.03
 Industrial Conglomerates                                  2.78
 Multi-Utilities                                           2.60
 Food Retail                                               2.60
 Aerospace & Defense                                       2.40
 Multi-line Insurance                                      1.98
 Construction & Engineering                                1.83
 Casinos & Gaming                                          1.81
 Construction Materials                                    1.67
 Water Utilities                                           1.58
 Brewers                                                   1.45
 Consumer Finance                                          1.44
 Data Processing & Outsourced Services                     1.39
 Oil & Gas Equipment & Services                            1.33
 Distributors                                              1.31
 Life & Health Insurance                                   1.27
 Other Diversified Financial Services                      1.09
 Investment Banking & Brokerage                            1.07
 Home Entertainment Software                               1.06
 Retail REIT's                                             1.01
 Trucking                                                  0.96
 Restaurants                                               0.94
 Air Freight & Logistics                                   0.93
 Cable & Satellite                                         0.90
 Office Services & Supplies                                0.89
 Asset Management & Custody Banks                          0.88
 Paper Packaging                                           0.84
 Office Electronics                                        0.78
 Highways & Railtracks                                     0.78
 Technology Distributors                                   0.74
 Movies & Entertainment                                    0.10
                                                    ------------
 Long Term Investments                                    95.66
 Short Term Investment                                     4.78
                                                    ------------
 Total Investments                                       100.44
 Net Other Assets and Liabilities                         (0.44)
                                                    ------------
                                                         100.00%
                                                    ============

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the "Fund") as of October 31, 2009.

2. Net unrealized depreciation of the Fund's investment securities was $16,578,000 of which $14,344,725 related to the appreciated investment securities and $30,922,725 related to depreciated investment securities for the quarter ended October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

 -----------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
------------------------------------------------------------------------------------------------------------------
Common Stocks
    Australia                                     $  32,855,784   $         --   $            --   $   32,855,784
    Austria                                           3,690,065             --                --        3,690,065
    China                                            11,764,277             --                --       11,764,277
    Cyprus                                            5,300,143             --                --        5,300,143
    Czech Republic                                    4,829,759             --                --        4,829,759
    France                                           16,636,153             --                --       16,636,153
    Greece                                            7,204,298             --                --        7,204,298
    Italy                                            29,229,785             --                --       29,229,785
    Japan                                            17,476,141             --                --       17,476,141
    Korea                                             5,951,283             --                --        5,951,283
    Netherlands                                      11,539,747             --                --       11,539,747
    Singapore                                         6,392,173             --                --        6,392,173
    Spain                                            11,139,933             --                --       11,139,933
    Taiwan                                           12,203,144             --                --       12,203,144
    United Kingdom                                  143,261,746             --                --      143,261,746
    United States                                    57,377,317             --                --       57,377,317
------------------------------------------------------------------------------------------------------------------
Total Common Stock                                  376,851,748             --                --      376,851,748
------------------------------------------------------------------------------------------------------------------
Rights
    Spain                                                    15             --                --               15
------------------------------------------------------------------------------------------------------------------
Total Rights                                                 15             --                --               15
------------------------------------------------------------------------------------------------------------------
REITS
    Netherlands                                       4,028,791             --                --        4,028,791
------------------------------------------------------------------------------------------------------------------
Total REITS                                           4,028,791             --                --        4,028,791
------------------------------------------------------------------------------------------------------------------
Short Term Investment                                19,009,821             --                --       19,009,821
------------------------------------------------------------------------------------------------------------------
Total Investments                                   399,890,375             --                --      399,890,375
------------------------------------------------------------------------------------------------------------------
Other Financial Instruments *                                --     (1,979,951)               --       (1,979,951)
------------------------------------------------------------------------------------------------------------------
Total                                             $ 399,890,375   $ (1,979,951)  $           --    $  397,910,424
------------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

during the reporting period. The following is a summary of realized gains/losses and change in unrealized gain/loss incurred on forward foreign currency contracts during the period ended October 31, 2009:

                                         UNREALIZED
CURRENCY               REALIZED GAIN     GAIN/LOSS
----------------------------------------------------
British Pound          $640,655         $(1,979,951)
====================================================

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2009, the Fund had outstanding forward foreign currency contracts as follows:

                                                                                                 UNREALIZED
                              VALUE DATE          LOCAL AMOUNT        CURRENT VALUE       APPRECIATION/DEPRECIATION
                            ----------------     ---------------     ----------------     --------------------------
British Pound Short              01/08/2010          58,723,625   $      60,703,576        $          (1,979,951)

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2009



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 93.52%
               BELGIUM - 1.65%
        5,083  Anheuser-Busch InBev N.V.  $     239,410
                                          --------------
               BRAZIL - 3.75%
       11,331  Banco Santander Brasil
               S.A. *                           135,077
       21,588  Cia Brasileira de Meios
               de Pagamento                     197,914
        4,595  Petroleo Brasileiro S.A.,
               ADR                              212,381
                                          --------------
                                                545,372
                                          --------------
               CANADA - 2.69%
        7,116  Kinross Gold Corp.               132,186
        6,510  Shoppers Drug Mart Corp.         258,643
                                          --------------
                                                390,829
                                          --------------
               CHINA - 2.13%
        2,509  Ctrip.com International,
               Ltd., ADR *                      134,332
       19,500  Ping An Insurance (Group)
               Co. of China, Ltd., Class H      174,992
                                          --------------
                                                309,324
                                          --------------
               GREECE - 1.64%
        6,409  National Bank of Greece
               S.A. *                           238,531
                                          --------------
               HONG KONG - 3.08%
      433,000  361 Degrees
               International, Ltd.              227,948
       57,000  Hang Lung Properties,
               Ltd.                             219,536
                                          --------------
                                                447,484
                                          --------------
               INDIA - 0.96%
        7,350  Axis Bank, Ltd.                  139,650
                                          --------------
               INDONESIA - 1.05%
       74,000  PT Telekomunikasi
               Indonesia Tbk                     65,089
        2,600  PT Telekomunikasi
               Indonesia Tbk, ADR                88,166
                                          --------------
                                                153,255
                                          --------------
               IRELAND - 2.10%
        7,250  Covidien plc                     305,370
                                          --------------
               ITALY - 0.99%
        4,868  Saipem SpA                       144,283
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               JAPAN - 7.25%
          700  KEYENCE Corp.              $     141,688
       10,200  Makita Corp.                     349,008
        1,300  SMC Corp.                        152,219
       27,000  The Bank of Yokohama,
               Ltd.                             135,877
        2,060  Yamada Denki Co., Ltd.           127,928
       12,000  Yamaha Motor Co., Ltd.           147,175
                                          --------------
                                              1,053,895
                                          --------------
               NETHERLANDS - 2.34%
        7,000  Qiagen N.V. *                    145,810
        5,109  Randstad Holding N.V. *          194,733
                                          --------------
                                                340,543
                                          --------------
               SINGAPORE - 8.52%
      114,000  Capitaland, Ltd.                 336,741
      400,544  Genting Singapore plc *          308,649
       37,000  Keppel Corp., Ltd.               216,211
       84,000  Wilmar International,
               Ltd.                             376,983
                                          --------------
                                              1,238,584
                                          --------------
               SPAIN - 1.27%
        3,555  Red Electrica Corp., S.A.        184,209
                                          --------------
               SWITZERLAND - 6.63%
       10,922  ABB, Ltd. *                      204,728
        1,262  Roche Holding AG                 202,604
       32,997  UBS AG *                         556,436
                                          --------------
                                                963,768
                                          --------------
               TAIWAN - 3.05%
       56,000  Hon Hai Precision
               Industry Co., Ltd.               223,842
       19,000  Young Fast
               Optoelectronics Co., Ltd.        220,536
                                          --------------
                                                444,378
                                          --------------
               UNITED KINGDOM - 9.84%
        6,467  Autonomy Corp., plc *            142,545
        3,107  Cairn Energy plc *               134,725
       29,545  Man Group plc                    150,321
        4,544  Rio Tinto plc                    200,840
       31,944  Serco Group plc                  265,024
       43,792  Tesco plc                        292,777
       16,924  Xstrata plc *                    245,128
                                          --------------
                                              1,431,360
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2009 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 34.58%
        7,963  American Tower Corp.,
               Class A *                  $     293,198
        3,500  Anadarko Petroleum Corp.         213,255
        2,118  Apple, Inc. *                    399,243
       15,808  Cisco Systems, Inc. *            361,213
        6,500  CSX Corp.                        274,170
        7,500  Emerson Electric Co.             283,125
        1,839  Equinix, Inc. *                  156,903
        2,469  Express Scripts, Inc. *          197,323
        1,200  Goldman Sachs Group, Inc.        204,204
        2,611  Hess Corp.                       142,926
        5,798  Lazard, Ltd., Class A            218,875
        1,684  Lorillard, Inc.                  130,880
       14,900  Lowe's Cos, Inc.                 291,593
       10,300  Microsoft Corp.                  285,619
        3,431  Northern Trust Corp.             172,408
        4,831  PepsiCo, Inc.                    292,517
        2,132  Praxair, Inc.                    169,366
       11,600  Quanta Services, Inc. *          245,920
        5,568  Railamerica, Inc. *               65,535
        4,343  Range Resources Corp.            217,367
        6,412  Republic Services, Inc.          166,135
        5,470  Thermo Fisher Scientific,
               Inc. *                           246,150
                                          --------------
                                              5,027,925
                                          --------------

               TOTAL COMMON STOCK
               (Cost $10,822,585)            13,598,170
                                          --------------

PREFERRED STOCK - 1.99%
               GERMANY - 1.99%
        4,982  Fresenius SE                     289,678
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $266,724)                  289,678
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $11,089,309)            13,887,848
                                          --------------

SHORT TERM INVESTMENT - 4.83%
      702,947  Fidelity Institutional
               Treasury Portfolio               702,947
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $702,947)                  702,947
                                          --------------
TOTAL INVESTMENTS - 100.34%
               (Cost $11,792,256)         $   14,590,795
                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.34)%       (50,048)
                                          --------------
TOTAL NET ASSETS - 100.00%                $   14,540,747
                                          --------------

        *  Non income producing security

      ADR  American Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2009 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                              % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
---------------------------------------------------------------
Health Care Equipment                                     4.09%
Oil & Gas Exploration & Production                        3.89
Diversified Capital Markets                               3.83
Diversified Real Estate Activities                        3.83
Diversified Banks                                         3.53
Diversified Metals & Mining                               3.07
Environmental & Facilities Services                       2.96
Investment Banking & Brokerage                            2.91
Computer Hardware                                         2.75
Life Sciences Tools & Services                            2.70
Agricultural Products                                     2.59
Communications Equipment                                  2.48
Integrated Oil & Gas                                      2.44
Household Appliances                                      2.40
Railroads                                                 2.34
Asset Management & Custody Banks                          2.22
Casinos & Gaming                                          2.12
Wireless Telecommunication Services                       2.02
Food Retail                                               2.01
Soft Drinks                                               2.01
Home Improvement Retail                                   2.00
Systems Software                                          1.96
Electrical Components & Equipment                         1.95
Drug Retail                                               1.78
Construction & Engineering                                1.69
Brewers                                                   1.65
Apparel, Accessories & Luxury Goods                       1.57
Electronic Manufacturing Services                         1.54
Electronic Components                                     1.52
Industrial Conglomerates                                  1.49
Heavy Electrical Equipment                                1.41
Pharmaceuticals                                           1.39
Data Processing & Outsourced Services                     1.36
Health Care  Services                                     1.36
Human Resource & Employment Services                      1.34
Electric Utilities                                        1.27
Life & Health Insurance                                   1.20
Industrial Gases                                          1.17
Internet Software & Services                              1.08
Integrated Telecommunication Services                     1.05
Industrial Machinery                                      1.05
Motorcycle Manufacturers                                  1.01
Oil & Gas Equipment & Services                            0.99
Application Software                                      0.98
Electronic Equipment & Instruments                        0.97
Regional Banks                                            0.93
Hotels, Resorts & Cruise Lines                            0.92
Gold                                                      0.91
Tobacco                                                   0.90
Computer & Electronics Retail                             0.88
                                                   ------------
Long Term Investments                                    95.51

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2009 (CONTINUED)


GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2009 (CONTINUED)

Short Term Investment                                    4.83
                                                  ------------
Total Investments                                      100.34
Net Other Assets and Liabilities                        (0.34)
                                                  ------------
                                                       100.00%
                                                  ============


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)

1. All percentages are based on the net assets of the Henderson Global Opportunities Fund (the "Fund") as of October 31, 2009.

2. Net unrealized appreciation of the Fund's investment securities was $2,798,539 of which $2,907,721 related to the appreciated investment securities and $109,182 related to depreciated investment securities for the quarter ended October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

---------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                    PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
---------------------------------------------------------------------------------------------------------------
Common Stocks
    Belgium                                       $     239,410    $        --    $            --   $   239,410
    Brazil                                              545,372             --                 --       545,372
    Canada                                              390,829             --                 --       390,829
    China                                               309,324             --                 --       309,324
    Greece                                              238,531             --                 --       238,531
    Hong Kong                                           447,484             --                 --       447,484
    India                                               139,650             --                 --       139,650
    Indonesia                                           153,255             --                 --       153,255
    Ireland                                             305,370             --                 --       305,370
    Italy                                               144,283             --                 --       144,283
    Japan                                             1,053,895             --                 --     1,053,895
    Netherlands                                         340,543             --                 --       340,543
    Singapore                                         1,238,584             --                 --     1,238,584
    Spain                                               184,209             --                 --       184,209
    Switzerland                                         963,768             --                 --       963,768
    Taiwan                                              444,378             --                 --       444,378
    United Kingdom                                    1,431,360             --                 --     1,431,360
    United States                                     5,027,925             --                 --     5,027,925
---------------------------------------------------------------------------------------------------------------
Total Common Stock                                   13,598,170             --                 --    13,598,170
---------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                             289,678             --                 --       289,678
---------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                   289,678             --                 --       289,678
---------------------------------------------------------------------------------------------------------------
Short Term Investment                                   702,947             --                 --       702,947
---------------------------------------------------------------------------------------------------------------
Total Investments                                    14,590,795             --                 --    14,590,795
---------------------------------------------------------------------------------------------------------------
Total                                             $  14,590,795    $        --    $            --   $14,590,795
---------------------------------------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of October 31, 2009.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2009



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 95.53%
               CHINA - 8.44%

        5,775  Baidu.com, Inc., ADR *     $   2,182,488
       73,265  Ctrip.com International,
               Ltd., ADR *                    3,922,608
       14,115  Shanda Interactive
               Entertainment, Ltd., ADR *       616,543
      248,954  Tencent Holdings, Ltd.         4,403,963
                                          --------------
                                             11,125,602
                                          --------------
               FRANCE - 1.30%

       58,536  Meetic *                       1,718,584
                                          --------------
               KOREA - 3.08%

       14,080  NHN Corp. *                    2,113,935
        3,196  Samsung Electronics Co.,
               Ltd.                           1,954,501
                                          --------------
                                              4,068,436
                                          --------------
               NETHERLANDS - 3.57%

        8,266  ASM International N.V. *         168,176
       88,836  VistaPrint N.V. *              4,535,078
                                          --------------
                                              4,703,254
                                          --------------
               SWITZERLAND - 1.66%

       95,401  Temenos Group AG *             2,185,324
                                          --------------
               TAIWAN - 8.77%

      510,000  Hon Hai Precision

               Industry Co., Ltd.             2,038,557
      262,488  MediaTek, Inc.                 3,752,942
    1,819,410  Radiant Opto-Electronics
               Corp.                          2,061,472
    1,396,000  Siliconware Precision
               Industries Co.                 1,897,217
    1,068,599  Wistron Corp.                  1,823,548
                                          --------------
                                             11,573,736
                                          --------------
               UNITED KINGDOM - 4.39%
      108,021  Autonomy Corp., plc *          2,380,996
      193,828  CSR plc *                      1,421,360
      229,346  Rightmove plc                  1,983,702
                                          --------------
                                              5,786,058
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               UNITED STATES - 64.32%
      181,555  Activision Blizzard,
               Inc. *                     $   1,966,241
       65,360  Adobe Systems, Inc. *          2,152,958
       17,114  Amazon.com, Inc. *             2,033,314
       34,220  Apple, Inc. *                  6,450,470
      261,699  Cisco Systems, Inc. *          5,979,822
      103,168  Cognizant Technology
               Solutions Corp. *              3,987,443
       62,590  ComScore, Inc. *                 959,505
       58,436  Concur Technologies, Inc.
               *                              2,082,659
      134,064  Corning, Inc.                  1,958,675
      139,709  Dell, Inc. *                   2,024,383
       45,502  F5 Networks, Inc. *            2,042,585
       10,846  First Solar, Inc. *            1,322,453
        8,622  Google, Inc., Class A *        4,622,427
      103,672  GSI Commerce, Inc. *           1,966,658
       43,149  Hewlett-Packard Co.            2,047,852
      109,390  Intel Corp.                    2,090,443
       18,342  International Business
               Machines Corp.                 2,212,229
       70,036  Intuit, Inc. *                 2,035,946
       75,608  Juniper Networks, Inc. *       1,928,760
      141,830  Marvell Technology Group,
               Ltd. *                         1,945,908
       48,705  McAfee, Inc. *                 2,039,765
       55,227  MercadoLibre, Inc. *           1,976,574
       80,210  Microsoft Corp.                2,224,223
      147,760  NetApp, Inc. *                 3,996,908
       46,014  NetFlix, Inc. *                2,459,448
      159,735  Nuance Communications,
               Inc. *                         2,094,126
      288,940  ON Semiconductor Corp. *       1,933,009
       99,026  Oracle Corp.                   2,089,449
       26,114  Priceline.com, Inc. *          4,120,528
       49,185  QUALCOMM, Inc.                 2,036,751
      145,672  Seagate Technology             2,032,124
      238,829  Skyworks Solutions, Inc. *     2,490,986
       61,178  Starent Networks Corp. *       2,064,146
       78,213  Tekelec *                      1,174,759
       28,351  Xyratex, Ltd. *                  296,268
                                          --------------
                                             84,839,795
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $99,568,508)           126,000,789
                                          --------------

SHORT TERM INVESTMENT - 3.11%

    4,099,876  Fidelity Institutional
               Treasury Portfolio             4,099,876
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $4,099,876)              4,099,876
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2009 (CONTINUED)


TOTAL INVESTMENTS - 98.64%

               (Cost $103,668,384)        $  130,100,665
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  1.36%                                        1,797,342
                                          --------------
TOTAL NET ASSETS - 100.00%                $  131,898,007
                                          --------------

        *  Non income producing security

      ADR  American Depositary Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
GLOBAL TECHNOLOGY FUND

OCTOBER 31, 2009 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                            ASSETS
---------------------------------------------------------------
Internet Software & Services                             18.56%
Semiconductors                                           14.82
Communications Equipment                                 11.54
Computer Hardware                                        11.04
Application Software                                      9.81
Internet Retail                                           6.53
Systems Software                                          4.82
Computer Storage & Peripherals                            4.79
IT Consulting & Other Services                            3.02
Hotels, Resorts & Cruise Lines                            2.97
Home Entertainment Software                               1.96
Electronic Manufacturing Services                         1.55
Publishing                                                1.50
Electronic Components                                     1.49
Electrical Components & Equipment                         1.00
Semiconductor Equipment                                   0.13
                                                  -------------
Long Term Investments                                    95.53
Short Term Investment                                     3.11
                                                  -------------
Total Investments                                        98.64
Net Other Assets and Liabilities                          1.36
                                                  -------------
                                                        100.00%
                                                  =============

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)



1. All percentages are based on the net assets of the Henderson Global Technology Fund (the "Fund") as of October 31, 2009.

2. Net unrealized appreciation of the Fund's investment securities was $26,432,281 of which $28,085,360 related to the appreciated investment securities and $1,653,079 related to depreciated investment securities for the quarter ended October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

 --------------------------------------------------------------------------------------------------------------
                                                     QUOTED
                                                    PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
---------------------------------------------------------------------------------------------------------------
Common Stocks
    China                                         $  11,125,602  $          --  $              --  $ 11,125,602
    France                                            1,718,584             --                 --     1,718,584
    Korea                                             4,068,436             --                 --     4,068,436
    Netherlands                                       4,703,254             --                 --     4,703,254
    Switzerland                                       2,185,324             --                 --     2,185,324
    Taiwan                                           11,573,736             --                 --    11,573,736
    United Kingdom                                    5,786,058             --                 --     5,786,058
    United States                                    84,839,795             --                 --    84,839,795
---------------------------------------------------------------------------------------------------------------
Total Common Stock                                  126,000,789             --                 --   126,000,789
---------------------------------------------------------------------------------------------------------------
Short Term Investment                                 4,099,876             --                 --     4,099,876
---------------------------------------------------------------------------------------------------------------
Total Investments                                   130,100,665             --                 --   130,100,665
---------------------------------------------------------------------------------------------------------------
Total                                             $ 130,100,665  $          --  $              --  $130,100,665
---------------------------------------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of October 31, 2009.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
OCTOBER 31, 2009

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 81.58%
               AUSTRALIA - 0.88%
          226  CSL, Ltd.                  $       6,408
        1,671  Plantic Technologies,
               Ltd. *                               322
                                          --------------
                                                  6,730
                                          --------------
               AUSTRIA - 1.40%
          135  Intercell AG *                     5,225
          123  Oesterreichische
               Elektrizitaetswirtschafts
               AG, Class A                        5,537
                                          --------------
                                                 10,762
                                          --------------
               CANADA - 1.49%
          115  Dorel Industries, Inc.,
               Class B                            3,085
          567  Newalta, Inc.                      4,009
          181  Stantec, Inc. *                    4,374
                                          --------------
                                                 11,468
                                          --------------
               CHINA - 0.72%
        3,000  Zhuzhou CSR Times
               Electric Co., Ltd., Class
               H                                  5,497
                                          --------------
               DENMARK - 0.53%
           58  Vestas Wind Systems A/S *          4,112
                                          --------------
               FRANCE - 5.28%
          121  Essilor International
               S.A.                               6,793
           56  Eurofins Scientific                2,555
           98  Nexans S.A.                        6,953
          111  Orpea                              5,015
          115  Schneider Electric S.A.           12,018
          221  Veolia Environnement               7,244
                                          --------------
                                                 40,578
                                          --------------
               GERMANY - 1.74%
           74  Centrotherm Photovoltaics
               AG *                               3,396
           95  Linde AG                           9,981
                                          --------------
                                                 13,377
                                          --------------
               HONG KONG - 1.14%
       18,927  China Everbright
               International, Ltd.                8,792
                                          --------------
               IRELAND - 1.09%
          917  Experian plc                       8,413
                                          --------------


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               ITALY - 2.20%
          383  Ansaldo STS SpA            $       7,333
        2,877  Hera SpA                           6,376
          776  Landi Renzo SpA                    3,215
                                          --------------
                                                 16,924
                                          --------------
               JAPAN - 6.50%
          200  Benesse Corp.                      8,909
          300  Daiseki Co., Ltd.                  5,986
          100  East Japan Railway Co.             6,454
          300  Horiba, Ltd.                       7,399
          200  Secom Co., Ltd.                    9,443
          300  Shimano, Inc.                     11,765
                                          --------------
                                                 49,956
                                          --------------
               KOREA - 0.50%
          200  Woongjin Thinkbig Co.,
               Ltd.                               3,832
                                          --------------
               NETHERLANDS - 2.59%
          366  Arcadis N.V.                       7,347
          602  Qiagen N.V. *                     12,540
                                          --------------
                                                 19,887
                                          --------------
               NORWAY - 0.53%
          810  Tomra Systems ASA                  4,088
                                          --------------
               SINGAPORE - 1.00%
        7,000  ComfortDelgro Corp., Ltd.          7,692
                                          --------------
               SPAIN - 0.86%
        1,481  Iberdrola Renovables S.A.          6,604
                                          --------------
               SWEDEN - 1.09%
          446  Getinge AB, B Shares               8,414
                                          --------------
               SWITZERLAND - 2.80%
           56  Alcon, Inc.                        7,996
           65  Geberit AG                        10,784
            5  Gurit Holding AG                   2,766
                                          --------------
                                                 21,546
                                          --------------
               TAIWAN - 0.60%
          289  Epistar Corp. GDR (a) *            4,595
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
OCTOBER 31, 2009 (CONTINUED)



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 6.93%
          265  Berkeley Group Holdings
               plc *                      $       3,710
        1,921  Eaga plc                           4,597
        1,046  FirstGroup plc                     6,458
        1,759  Informa plc                        8,465
          498  Intertek Group plc                10,258
        1,265  Plant Health Care plc *            4,713
          905  Reed Elsevier plc                  6,865
          514  Synergy Health plc                 5,116
        1,877  Trading Emissions plc              3,111
                                          --------------
                                                 53,293
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 41.71%
          319  Acuity Brands, Inc.        $      10,100
          398  Agilent Technologies,
               Inc. *                             9,847
          246  Amedisys, Inc. *                   9,788
          147  Apollo Group, Inc., Class
               A *                                8,394
          390  Cisco Systems, Inc. *              8,911
          545  Covanta Holding Corp. *            9,363
          163  Danaher Corp.                     11,121
          115  DaVita, Inc. *                     6,098
          171  DeVry, Inc.                        9,455
          143  Emergency Medical
               Services Corp.,Class A *           6,867
          273  Emerson Electric Co.              10,306
           72  Haemonetics Corp. *                3,708
          225  Henry Schein, Inc. *              11,887
          122  HMS Holdings Corp. *               5,237
          293  Johnson Controls, Inc.             7,009
          187  Life Technologies Corp. *          8,821
          307  LKQ Corp. *                        5,302
          255  Masimo Corp. *                     6,775
          227  Maxwell Technologies,
               Inc. *                             4,070
          246  MedAssets, Inc. *                  5,397
          242  MEDNAX, Inc. *                    12,565
          303  Meridian Bioscience, Inc.          6,724
          114  Millipore Corp. *                  7,639
          185  Mindray Medical
               International, Ltd., ADR           5,685
          654  Nalco Holding Co.                 13,832
          115  NuVasive, Inc. *                   4,173
          154  Ormat Technologies, Inc.           5,821
          223  Pentair, Inc.                      6,489
          276  Polycom, Inc. *                    5,926
          245  Psychiatric Solutions,
               Inc. *                             5,057
          440  Quanta Services, Inc. *            9,328
          199  Quest Diagnostics, Inc.           11,130
          178  Regal-Beloit Corp.                 8,345
          226  Roper Industries, Inc.            11,424
          181  Stericycle, Inc. *                 9,479
          226  Thermo Fisher Scientific,
               Inc. *                            10,170
          267  Tyco International, Ltd.           8,958
          184  Union Pacific Corp.               10,146
        4,057  Wasion Group Holdings
               Ltd.                               3,418
          518  Yingli Green Energy
               Holding Co., Ltd., ADR *           5,998
                                          --------------
                                                320,763
                                          --------------

               TOTAL COMMON STOCK
               (Cost $526,190)                  627,323
                                          --------------



                       See Notes to Financial Statements.

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

PREFERRED STOCK - 1.29%
               GERMANY - 1.29%
          171  Fresenius SE               $       9,943
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $9,457)                      9,943
                                          --------------

WARRANTS - 0.01%
               UNITED KINGDOM - 0.01%
        2,023  Clean Air Power Ltd.
               Expires 05/14/12                      80
                                          --------------

               TOTAL WARRANTS
               (Cost $0)                             80
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $535,647)                  637,346
                                          --------------

SHORT TERM INVESTMENT - 17.98%
      138,299  Fidelity Institutional
               Treasury Portfolio               138,299
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $138,299)                  138,299
                                          --------------
TOTAL INVESTMENTS - 100.86%
               (Cost $673,946)                  775,645
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (0.86)%                                         (6,609)
                                          --------------
TOTAL NET ASSETS - 100.00%                $     769,036
                                          --------------

        *  Non income producing security

      (a) Represents a restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At October 31, 2009 the security had an aggregate value of $4,595, which represented 0.6% of net assets.

      ADR  American Depositary Receipts

      GDR  Global Depositary Receipts



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS

INDUSTRIES OF THE FUTURE FUND
OCTOBER 31, 2009 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                            ASSETS
---------------------------------------------------------------
Electrical Components & Equipment                         9.63%
Health Care  Services                                     7.39
Life Sciences Tools & Services                            5.43
Environmental & Facilities Services                       5.42
Health Care Equipment                                     4.55
Education Services                                        3.48
Health Care Supplies                                      3.28
Research & Consulting Services                            3.00
Electronic Equipment & Instruments                        2.69
Publishing                                                2.49
Industrial Machinery                                      2.29
Construction & Engineering                                2.17
Railroads                                                 2.16
Specialty Chemicals                                       2.16
Communications Equipment                                  1.93
Trucking                                                  1.84
Multi-Utilities                                           1.77
Independent Power Producers & Energy Traders              1.62
Health Care Distributors                                  1.55
Leisure Products                                          1.53
Biotechnology                                             1.51
Building Products                                         1.40
Auto Parts & Equipment                                    1.33
Health Care Facilities                                    1.31
Industrial Gases                                          1.30
Security & Alarm Services                                 1.23
Industrial Conglomerates                                  1.16
Homebuilding                                              1.08
Highways & Railtracks                                     0.95
Electric Utilities                                        0.72
Health Care Technology                                    0.70
Distributors                                              0.69
Fertilizers & Agricultural Chemicals                      0.61
Electronic Components                                     0.60
Heavy Electrical Equipment                                0.53
Electronic Manufacturing Services                         0.53
Specialized Finance                                       0.40
Home Furnishings                                          0.40
Commodity Chemicals                                       0.04
Construction & Farm Machinery                             0.01
                                                  -------------
Long Term Investments                                    82.88
Short Term Investment                                    17.98
                                                  -------------
Total Investments                                       100.86
Net Other Assets and Liabilities                         (0.86)
                                                  -------------
                                                        100.00%
                                                  =============

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Industries of the Future Fund (the "Fund") as of October 31, 2009.

2. Net unrealized appreciation of the Fund's investment securities was $101,699 of which $105,939 related to the appreciated investment securities and $4,240 related to depreciated investment securities for the quarter ended
October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
------------------------------------------------------------------------------------------------------------
Common Stocks
    Australia                                     $       6,730  $          --   $         --   $      6,730
    Austria                                              10,762             --             --         10,762
    Canada                                               11,468             --             --         11,468
    China                                                 5,497             --             --          5,497
    Denmark                                               4,112             --             --          4,112
    France                                               40,578             --             --         40,578
    Germany                                              13,377             --             --         13,377
    Hong Kong                                             8,792             --             --          8,792
    Ireland                                               8,413             --             --          8,413
    Italy                                                16,924             --             --         16,924
    Japan                                                49,956             --             --         49,956
    Korea                                                 3,832             --             --          3,832
    Netherlands                                          19,887             --             --         19,887
    Norway                                                4,088             --             --          4,088
    Singapore                                             7,692             --             --          7,692
    Spain                                                 6,604             --             --          6,604
    Sweden                                                8,414             --             --          8,414
    Switzerland                                          21,546             --             --         21,546
    Taiwan                                                4,595             --             --          4,595
    United Kingdom                                       53,293             --             --         53,293
    United States                                       320,763             --             --        320,763
------------------------------------------------------------------------------------------------------------
Total Common Stock                                      627,323             --             --        627,323
------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                               9,943             --             --          9,943
------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                     9,943             --             --          9,943
------------------------------------------------------------------------------------------------------------
Warrants
    United Kingdom                                           --            80              --             80
------------------------------------------------------------------------------------------------------------
Total Warrants                                               --            80              --             80
------------------------------------------------------------------------------------------------------------
Short Term Investment                                   138,299            --              --        138,299
------------------------------------------------------------------------------------------------------------
Total Investments                                       775,565            80              --        775,645
------------------------------------------------------------------------------------------------------------
Total                                             $     775,565  $         80    $         --  $     775,645
------------------------------------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of October 31, 2009.

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards Topic ASC 855 Subsequent Events ("ASC 855"), adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through December 31, 2009. On October 15, 2009 The Board of Trustees approved a Plan of Liquidation under which the Henderson Industries of the Future Fund will be liquidated on November 30, 2009.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2009


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 90.67%
               AUSTRALIA - 1.29%
    2,186,013  QBE Insurance Group, Ltd.  $  43,998,125
                                          --------------
               CHINA - 8.73%
  144,979,000  Bank of China, Ltd.,
               Class H                       82,842,211
   37,985,000  China Communications
               Construction Co., Ltd.,
               Class H                       41,038,793
      373,000  Ctrip.com International,
               Ltd., ADR *                   19,970,420
   15,000,000  Guangzhou R&F Properties
               Co., Ltd, Class H             28,131,737
   80,700,000  Industrial & Commercial
               Bank of China, Ltd.,
               Class H                       64,187,717
   34,772,000  PetroChina Co., Ltd.,
               Class H                       41,978,237
    1,115,200  Tencent Holdings, Ltd.        19,727,739
                                          --------------
                                            297,876,854
                                          --------------
               FINLAND - 1.90%
    2,700,000  Sampo Oyj , A Shares          64,846,823
                                          --------------
               FRANCE - 12.14%
    1,403,678  Essilor International
               S.A.                          78,807,368
    1,500,000  France Telecom S.A.           37,218,050
    1,322,553  Sanofi-Aventis S.A.           96,820,497
    1,151,196  Sodexho Alliance S.A.         65,919,710
    1,160,000  Total S.A.                    69,368,618
    2,366,320  Vivendi Universal S.A.        65,869,536
                                          --------------
                                            414,003,779
                                          --------------
               GERMANY - 4.02%
      849,770  Deutsche Boerse AG            68,931,129
    1,134,705  HeidelbergCement AG           68,014,602
                                          --------------
                                            136,945,731
                                          --------------
               HONG KONG - 3.05%
    6,060,000  China Mobile, Ltd.            56,745,406
   24,622,000  Sino Land Co., Ltd.           47,253,688
                                          --------------
                                            103,999,094
                                          --------------
               INDIA - 1.44%
    1,070,000  State Bank of India           49,049,878
                                          --------------
               IRELAND - 2.00%
    2,794,285  CRH plc                       68,303,840
                                          --------------
               ITALY - 1.32%
    3,000,000  Fiat SpA *                    44,855,918
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               JAPAN - 17.48%
   14,624,000  Daiwa Securities Group,
               Inc.                       $  77,721,086
      320,300  KEYENCE Corp.                 63,552,234
    5,661,100  Leopalace21 Corp. *           30,454,917
      275,200  Nintendo Co., Ltd.            70,176,236
    3,419,000  NSD Co., Ltd. (a)             34,868,395
       51,817  NTT DoCoMo, Inc.              75,483,023
    9,997,000  Sekisui Chemical Co.,
               Ltd.                          59,489,435
    2,095,100  Sumitomo Mitsui Financial
               Group, Inc.                   71,965,079
    1,036,600  TDK Corp.                     58,963,009
    3,585,000  Yamato Holdings Co., Ltd.     53,312,450
                                          --------------
                                            595,985,864
                                          --------------
               KOREA - 1.19%
      835,000  KB Financial Group, Inc. *    40,471,495
                                          --------------
               LUXEMBOURG - 2.38%
    2,404,859  ArcelorMittal                 81,328,812
                                          --------------
               NETHERLANDS - 3.40%
    1,581,759  Akzo Nobel N.V.               93,763,663
      434,583  VistaPrint N.V. *             22,185,462
                                          --------------
                                            115,949,125
                                          --------------
               SINGAPORE - 2.80%
    6,793,500  DBS Group Holdings, Ltd.      61,991,847
    5,850,000  Keppel Corp., Ltd.            33,568,645
                                          --------------
                                             95,560,492
                                          --------------
               SPAIN - 2.32%
    1,345,344  Industria de Diseno
               Textil S.A.                   79,195,066
                                          --------------
               SWITZERLAND - 10.31%
    3,725,330  ABB, Ltd. *                   69,829,512
      809,442  Kuehne & Nagel
               International AG              73,535,427
      450,000  Roche Holding AG              72,243,883
    2,769,470  UBS AG *                      46,702,243
      388,142  Zurich Financial Services
               AG                            89,251,094
                                          --------------
                                            351,562,159
                                          --------------
               TAIWAN - 0.56%
    1,334,914  MediaTek, Inc.                19,086,032
                                          --------------
               UNITED KINGDOM - 11.84%
      600,140  Autonomy Corp., plc *         13,228,272
   13,000,000  Barclays plc *                68,702,691
    1,750,000  Cairn Energy plc *            75,883,156
    6,551,491  Capita Group plc              82,042,561
    2,961,461  Imperial Tobacco Group
               plc                           87,488,918
    1,533,552  Reckitt Benckiser Group
               plc                           76,389,159
                                          --------------
                                            403,734,757
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2009 (CONTINUED)




                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 2.50%
      123,990  Apple, Inc. *             $   23,372,115
      970,817  Cisco Systems, Inc. *         22,183,169
       45,698  First Solar, Inc. *            5,571,957
       39,918  Google, Inc., Class A *       21,400,838
      304,737  QUALCOMM, Inc.                12,619,159
                                         ---------------
                                             85,147,238
                                         ---------------

               TOTAL COMMON STOCK
               (Cost $2,990,188,802)      3,091,901,082
                                         ---------------

PREFERRED STOCK - 2.26%
               GERMANY - 2.26%
    1,327,292  Fresenius AG                  77,175,294
                                         ---------------

               TOTAL PREFERRED STOCK
               (Cost $75,307,443)            77,175,294
                                         ---------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $3,065,496,245)      3,169,076,376
                                         ---------------

SHORT TERM INVESTMENTS - 7.16%
  203,987,540  Fidelity Institutional
               Treasury Portfolio           203,987,540
   40,000,000  Henderson Money Market
               Fund (a)                      40,000,000
                                         ---------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $243,987,540)          243,987,540
                                         ---------------
TOTAL INVESTMENTS - 100.09%
               (Cost $3,309,483,785)      3,413,063,916
                                         ---------------
NET OTHER ASSETS AND LIABILITIES -
  (0.09)%                                    (3,052,127)
                                         ---------------
TOTAL NET ASSETS - 100.00%               $3,410,011,789
                                         ---------------

        *  Non income producing security

      (a) Affiliated holding, see notes to financial statements for further information.

      ADR  American Depositary Receipts



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2009 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
---------------------------------------------------------------
Diversified Banks                                        12.88%
Pharmaceuticals                                           4.96
Multi-line Insurance                                      4.52
Construction Materials                                    4.00
Wireless Telecommunication Services                       3.88
Integrated Oil & Gas                                      3.27
Diversified Chemicals                                     2.75
Tobacco                                                   2.57
Human Resource & Employment Services                      2.41
Steel                                                     2.39
Apparel Retail                                            2.32
Health Care Supplies                                      2.31
Investment Banking & Brokerage                            2.28
Health Care Equipment                                     2.26
Household Products                                        2.24
Oil & Gas Exploration & Production                        2.23
Real Estate Development                                   2.21
Marine                                                    2.16
Home Entertainment Software                               2.06
Heavy Electrical Equipment                                2.05
Specialized Finance                                       2.02
Restaurants                                               1.93
Movies & Entertainment                                    1.93
Electronic Equipment & Instruments                        1.86
Internet Software & Services                              1.86
Homebuilding                                              1.74
Electronic Components                                     1.73
Air Freight & Logistics                                   1.56
Application Software                                      1.41
Diversified Capital Markets                               1.37
Automobile Manufacturers                                  1.31
Property & Casualty Insurance                             1.29
Construction & Engineering                                1.20
Integrated Telecommunication Services                     1.09
Communications Equipment                                  1.02
Industrial Conglomerates                                  0.98
Diversified Real Estate Activities                        0.89
Computer Hardware                                         0.68
Hotels, Resorts & Cruise Lines                            0.59
Semiconductors                                            0.56
Electrical Components & Equipment                         0.16
                                                  -------------
Long Term Investments                                    92.93
Short Term Investment                                     7.16
                                                  -------------
Total Investments                                       100.09
Net Other Assets and Liabilities                         (0.09)
                                                  -------------
                                                        100.00%
                                                  =============

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of October 31, 2009.

2. Net unrealized appreciation of the Fund's investment securities was $103,580,131 of which $436,110,589 related to the appreciated investment securities and $332,530,458 related to depreciated investment securities for the quarter ended October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

---------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                    PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
---------------------------------------------------------------------------------------------------------------
Common Stocks
    Australia                                    $           --   $   43,998,125   $        --  $   43,998,125
    China                                            39,698,159      258,178,695            --     297,876,854
    Finland                                          64,846,823               --            --      64,846,823
    France                                          414,003,779               --            --     414,003,779
    Germany                                         136,945,731               --            --     136,945,731
    Hong Kong                                                --      103,999,094            --     103,999,094
    India                                                    --       49,049,878            --      49,049,878
    Ireland                                          68,303,840               --            --      68,303,840
    Italy                                            44,855,918               --            --      44,855,918
    Japan                                                    --      595,985,864            --     595,985,864
    Korea                                                    --       40,471,495            --      40,471,495
    Luxembourg                                       81,328,812               --            --      81,328,812
    Netherlands                                     115,949,125               --            --     115,949,125
    Singapore                                                --       95,560,492            --      95,560,492
    Spain                                            79,195,066               --            --      79,195,066
    Switzerland                                     351,562,159               --            --     351,562,159
    Taiwan                                           19,086,032               --            --      19,086,032
    United Kingdom                                  403,734,757               --            --     403,734,757
    United States                                    85,147,238               --            --      85,147,238
---------------------------------------------------------------------------------------------------------------
Total Common Stock                                1,904,657,439    1,187,243,643            --   3,091,901,082
---------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                          77,175,294               --            --      77,175,294
---------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                77,175,294               --            --      77,175,294
---------------------------------------------------------------------------------------------------------------
Short Term Investments                              203,987,540       40,000,000            --     243,987,540
---------------------------------------------------------------------------------------------------------------
Total Investments                                 2,185,820,273    1,227,243,643            --   3,413,063,916
---------------------------------------------------------------------------------------------------------------
Other Financial Instruments *                                --       (2,967,233)           --      (2,967,233)
---------------------------------------------------------------------------------------------------------------
Total                                            $2,185,820,273   $1,224,276,410   $        --  $3,410,096,683
---------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The following is a summary of realized gains/losses and change in unrealized gain/loss incurred on forward foreign currency contracts during the period ended October 31, 2009:

                                        Unrealized
Currency              Realized loss     gain/loss
----------------------------------------------------
British Pound          $(892,073)      $(2,967,233)
====================================================

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2009, the Fund had outstanding forward foreign currency contracts as follows:

                                                                                                       Unrealized
                                Value date          Local amount          Current value        appreciation/depreciation
                             -----------------    ------------------     ----------------      -------------------------
Japanese Yen Short               11/17/2009          4,621,250,000         $ 51,342,089               $ (2,967,233)

5. An affiliated person of a fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At October 31, 2009, the Fund held 6.7% NSD Co., Ltd. On October 31, 2009 the Fund owned 79.6% of the Henderson Money Market Fund. Transactions in affiliates during the period ended October 31, 2009 were as follows:

                                       BALANCE OF                                          BALANCE OF
                                      SHARES HELD                                         SHARES HELD
            AFFILIATE                  7/31/2009         PURCHASE           SALES          10/31/2009             VALUE
-------------------------------------------------------------------------------------------------------------------------
NSD Co., Ltd.                           3,419,000               -               -           3,419,000       $34,868,395
Henderson Money Market Fund            50,000,000     159,586,965    (169,586,965)         40,000,000        40,000,000
-------------------------------------------------------------------------------------------------------------------------

The Aggregate cost & value of affiliates at October 31, 2009 is $84,129,923 and $74,868,395, respectively. Investments in affiliates represented 2.20% of the total net assets as of October 31, 2009.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2009



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 99.86%
               CHINA - 4.34%
    1,324,000  Bank of China, Ltd.,
               Class H                    $     756,545
      214,000  Guangzhou R&F Properties
               Co., Ltd., Class H               401,346
                                          --------------
                                              1,157,891
                                          --------------
               HONG KONG - 2.67%
      371,000  Sino Land Co., Ltd.              712,010
                                          --------------
               JAPAN - 89.93%
       16,700  ABC-Mart, Inc.                   482,717
       41,100  Asahi Breweries, Ltd.            730,175
       44,200  Bridgestone Corp.                724,549
       25,400  Canon, Inc.                      953,156
       38,600  Credit Saison Co., Ltd.          433,911
       67,000  Daiwa House Industry Co.,
               Ltd.                             710,655
      186,000  Daiwa Securities Group,
               Inc.                             988,520
       15,420  Hakuhodo DY Holdings,
               Inc.                             776,195
        3,200  Keyence Corp.                    634,927
       78,400  Leopalace21 Corp. *              421,767
      255,400  Mitsubishi UFJ Financial
               Group, Inc.                    1,363,382
       41,800  Mitsui Sumitomo Insurance
               Group Holdings, Inc.             989,586
      504,600  Mizuho Financial Group,
               Inc.                           1,003,152
       10,200  Murata Manufacturing Co.,
               Ltd.                             502,716
       48,100  NEC Electronics Corp. *          352,093
        3,800  Nintendo Co., Ltd.               969,003
       17,100  Nippon Telegraph and
               Telephone Corp.                  706,461
       25,900  NS Solutions Corp.               474,005
       35,400  NSD Co., Ltd.                    361,024
          676  NTT DoCoMo, Inc.                 984,745
       43,500  Otsuka Kagu, Ltd.                397,869
       18,100  Secom Co., Ltd.                  846,512
      148,000  Sekisui Chemical Co.,
               Ltd.                             880,708
       31,500  Seven & I Holdings Co.,
               Ltd.                             690,589
       12,600  Shin-Etsu Chemical Co.,
               Ltd.                             663,769
       33,900  Sumitomo Mitsui Financial
               Group, Inc.                    1,164,439
       24,300  Takeda Pharmaceutical
               Co., Ltd.                        977,191
        8,900  TDK Corp.                        506,242
       40,700  Tokyo Broadcasting
               System, Inc.                     604,383
          206  West Japan Railway Co.           732,230
       23,300  Xebio Co., Ltd.                  526,241
       11,990  Yamada Denki Co., Ltd.           730,672
       47,900  Yamato Holdings Co., Ltd.        712,320
                                          --------------
                                             23,995,904
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               SINGAPORE - 2.92%
       85,500  DBS Group Holdings, Ltd.   $     780,202
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $28,171,729)            26,646,007
                                          --------------
TOTAL INVESTMENTS - 99.86%
               (Cost $28,171,729)            26,646,007
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  0.14%                                          38,248
                                          --------------
TOTAL NET ASSETS - 100.00%                $  26,684,255
                                          --------------

        *  Non income producing security


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2009 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                            % OF NET
A PERCENTAGE OF NET ASSETS:                            ASSETS
---------------------------------------------------------------
Diversified Banks                                        18.99%
Diversified Real Estate Activities                        4.24
Real Estate Development                                   4.17
Electronic Components                                     3.78
Property & Casualty Insurance                             3.71
Investment Banking & Brokerage                            3.70
Wireless Telecommunication Services                       3.69
Pharmaceuticals                                           3.66
Home Entertainment Software                               3.63
Office Electronics                                        3.57
Homebuilding                                              3.30
Security & Alarm Services                                 3.17
Advertising                                               2.91
Railroads                                                 2.74
Computer & Electronics Retail                             2.74
Brewers                                                   2.74
Tires & Rubber                                            2.72
Air Freight & Logistics                                   2.67
Integrated Telecommunication Services                     2.65
Food Retail                                               2.59
Specialty Chemicals                                       2.49
Electronic Equipment & Instruments                        2.38
Broadcasting                                              2.27
Specialty Stores                                          1.97
Apparel Retail                                            1.81
IT Consulting & Other Services                            1.78
Consumer Finance                                          1.63
Homefurnishing Retail                                     1.49
Application Software                                      1.35
Semiconductors                                            1.32
                                                  -------------
Long Term Investments                                    99.86
Total Investments                                        99.86
Net Other Assets and Liabilities                          0.14
                                                  -------------
                                                        100.00%
                                                  =============

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of October 31, 2009.

2. Net unrealized depreciation of the Fund's investment securities was $1,525,722 of which $2,352,615 related to the appreciated investment securities and $3,878,337 related to depreciated investment securities for the quarter ended October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

------------------------------------------------------------------------------------------------------------
                                                     QUOTED
                                                    PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
------------------------------------------------------------------------------------------------------------
Common Stocks
    China                                       $         --     $ 1,157,891     $       --   $ 1,157,891
    Hong Kong                                             --         712,010             --       712,010
    Japan                                                 --      23,995,904             --    23,995,904
    Singapore                                             --         780,202             --       780,202
------------------------------------------------------------------------------------------------------------
Total Common Stock                                        --      26,646,007             --    26,646,007
------------------------------------------------------------------------------------------------------------
Total Investments                                         --      26,646,007             --    26,646,007
------------------------------------------------------------------------------------------------------------
Total                                           $         --     $26,646,007     $       --   $26,646,007
------------------------------------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of October 31, 2009.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2009

                 FACE                                                                                      VALUE
                AMOUNT                                                 COUPON           MATURITY          (NOTE 3)
              ----------                                           ----------------  ---------------- -------------

CORPORATE BONDS - 89.53%
                         CANADA - 2.11%
     EUR      1,000,000  Bombardier, Inc.                                    7.250%      11/15/16       $ 1,501,084
                                                                                                        ------------

                         DENMARK - 2.69%
     EUR      1,350,000  FS Funding AS                                       8.875        5/15/16         1,917,193
                                                                                                        ------------

                         FRANCE - 3.57%
     USD      1,500,000  Credit Agricole S.A. (a) (b)                        6.637        5/31/17         1,207,500
     EUR      1,000,000  Rhodia S.A. (c)                                     3.492       10/15/13         1,339,202
                                                                                                        ------------
                                                                                                          2,546,702
                                                                                                        ------------

                         GERMANY - 6.91%
     EUR      1,100,000  Cognis GmbH                                         9.500        5/15/14         1,618,816
     USD      1,100,000  Kabel Deutschland GmbH                             10.625         7/1/14         1,164,625
     EUR      1,500,000  UnityMedia Hessen GmbH (c)                          3.597        4/15/13         2,141,252
                                                                                                        ------------
                                                                                                          4,924,693
                                                                                                        ------------

                         IRELAND - 1.68%
     EUR        300,000  BCM Ireland Finance, Ltd. (b) (c)                   5.873        8/15/16           344,366
     EUR        745,000  BCM Ireland Finance, Ltd.                           5.873        8/15/16           855,177
                                                                                                        ------------
                                                                                                          1,199,543
                                                                                                        ------------

                         ITALY - 4.50%
     EUR        900,000  Lottomatica SpA (a)                                 8.250        3/31/16         1,274,817
     EUR        700,000  Wind Acquisition Finance S.A.                       9.750        12/1/15         1,117,719
     USD        750,000  Wind Acquisition Finance S.A. (b)                  10.750        12/1/15           813,750
                                                                                                        ------------
                                                                                                          3,206,286
                                                                                                        ------------

                         LUXEMBOURG - 3.07%
     EUR      1,100,000  Cablecom Luxembourg SCA                             8.000        11/1/16         1,562,158
     GBP        400,000  Glencore Finance Europe S.A.                        6.500        2/27/19           627,771
                                                                                                        ------------
                                                                                                          2,189,929
                                                                                                        ------------

                         NETHERLANDS - 5.57%
     USD        625,000  Allianz Finance II B.V. (a)                         7.250       12/10/09           612,500
              2,000,000  Arran Corporate Loans B.V., Class E3 (c)
     USD                 (d) (e)                                             3.542        6/20/25           600,000
     GBP        500,000  Heineken N.V.                                       7.250        3/10/15           895,704
     EUR      1,000,000  Impress Holdings B.V. (c)                           3.867        9/15/13         1,387,031
     USD        500,000  Impress Holdings B.V. (b) (c)                       3.409        9/15/13           478,125
                                                                                                        ------------
                                                                                                          3,973,360
                                                                                                        ------------

                         NORWAY - 3.14%
     EUR      1,100,000  Nordic Telephone Company ApS (c)                    6.222         5/1/16         1,614,769
     EUR        400,000  Nordic Telephone Company ApS                        8.250         5/1/16           623,980
                                                                                                        ------------
                                                                                                          2,238,749
                                                                                                        ------------

                         UNITED KINGDOM - 29.79%
     USD      2,020,000  Aberdeen Asset Management plc (a)                   7.900        5/29/12         1,737,200
     GBP        850,000  Allied Domecq Financial Services plc                6.625        6/12/14         1,430,979
     EUR      1,000,000  BAA Funding Ltd. (c)                                4.600        2/15/20         1,317,784
     USD      1,650,000  Barclays Bank plc (a) (b)                           5.926       12/15/16         1,303,500
     USD      2,000,000  Catlin Insurance Co., Ltd. (a) (b)                  7.249        1/19/17         1,550,000


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2009 (CONTINUED)

                 FACE                                                                                      VALUE
                AMOUNT                                                 COUPON           MATURITY          (NOTE 3)
              ----------                                           ----------------  ---------------- -------------
     GBP      1,000,000  Daily Mail & General Trust                          5.7%0        12/7/18       $ 1,390,909
     GBP        100,000  Daily Mail & General Trust                          6.375        6/21/27           127,893
     GBP        725,000  Imperial Tobacco Finance plc                        8.125        3/15/24         1,401,352
     EUR        200,000  Investec Tier I UK LP plc (a)                       7.075        6/24/15           213,389
     GBP        892,000  ITV plc                                             5.375       10/19/15         1,244,395
     USD      2,200,000  Lloyds TSB Group plc (a) (b)                        6.267       11/14/16         1,431,813
     GBP        550,000  Pipe Holding plc                                    7.750        11/1/11           880,120
     EUR      1,000,000  Rexam plc (a)                                       6.750        6/29/17         1,309,755
     USD      2,700,000  Royal Bank of Scotland Group plc (a)                7.640        9/29/17         1,324,544
     USD      3,000,000  Standard Chartered plc (a)                          6.409        1/30/17         2,373,216
     GBP      1,050,000  Virgin Media plc                                    9.750        4/15/14         1,800,861
     GBP        250,000  WPP PLC                                             6.000         4/4/17           403,821
                                                                                                        ------------
                                                                                                         21,241,531
                                                                                                        ------------

                         UNITED STATES - 26.50%
     EUR        500,000  Ahold Finance USA LLC                               5.875        3/14/12           790,129
     USD      2,000,000  AXA S.A. (a) (b)                                    6.463       12/14/18         1,677,500
     EUR        540,000  Central European Distribution Corp.                 8.000        7/25/12           806,612
     USD      1,250,000  Constellation Brands Inc.                           7.250        5/15/17         1,259,375
     USD      1,500,000  DaVita Inc.                                         6.625        3/15/13         1,485,000
     USD      1,000,000  DISH DBS Corp.                                      7.125         2/1/16         1,005,000
                650,000  Fresenius Medical Care Capital Trust V
     EUR                 (Preferred)                                         7.375        6/15/11         1,013,967
     GBP      1,190,000  HCA, Inc.                                           8.750        11/1/10         1,982,383
     USD      1,500,000  Iron Mountain Inc.                                  6.625         1/1/16         1,473,750
              2,500,000  Lehman Brothers UK Capital Funding IV LP
     EUR                 (a) (d) (e) (f)                                     5.750        4/25/12                --
     EUR      1,200,000  Levi Strauss & Co.                                  8.625         4/1/13         1,765,981
     USD      1,740,000  Service Corp International                          7.625        10/1/18         1,735,650
     USD        500,000  Sungard Data Systems, Inc.                         10.250        8/15/15           518,125
     USD      1,500,000  Swiss Re Capital I LP (a) (b)                       6.854        5/25/16         1,156,419
     USD      1,200,000  Wynn Las Vegas LLC                                  6.625        12/1/14         1,146,000
     USD      1,000,000  Yum! Brands Inc.                                    6.250        3/15/18         1,078,493
                                                                                                        ------------
                                                                                                         18,894,384
                                                                                                        ------------
               TOTAL CORPORATE BONDS
               (Cost $70,131,856)                                                                        63,833,454
                                                                                                        ------------

PREFERRED STOCK - 0.59%

               UNITED STATES - 0.59%
                    500  Bank of America Corp.                                                              418,670
                                                                                                        ------------
               TOTAL PREFERRED STOCK
               (Cost $500,000)                                                                              418,670
                                                                                                        ------------
               TOTAL LONG TERM INVESTMENTS
               (Cost $70,631,856)                                                                        64,252,124
                                                                                                        ------------

SHORT TERM INVESTMENT - 6.73%
              4,796,323  Fidelity Institutional Treasury Portfolio                                        4,796,323
                                                                                                        ------------
               TOTAL SHORT TERM INVESTMENT
               (Cost $4,796,323)                                                                          4,796,323
                                                                                                        ------------


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2009 (CONTINUED)
TOTAL INVESTMENTS - 96.85%
               (Cost $75,428,179)                                                                        69,048,447
                                                                                                        ------------
NET OTHER ASSETS AND LIABILITIES - 3.15%                                                                  2,248,188
                                                                                                        ------------
TOTAL NET ASSETS - 100.00%                                                                              $71,296,635
                                                                                                        ------------

(a) Maturity date is perpetual. Maturity date presented represents the next call date.

(b) Represents a restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At October 31, 2009 the securities had an aggregate value of $9,962,973, which represented 14.0% of net assets.

(c) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.

(d) The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(e) Fair valued at October 31, 2009 as determined in good faith using procedures approved by the Trustees of the Trust.

(f)  In default.

*    Non income producing security


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

WORLDWIDE INCOME FUND
OCTOBER 31, 2009

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                               % OF NET
A PERCENTAGE OF NET ASSETS:                              ASSETS
----------------------------------------------------------------
Commercial Banks Non- U.S.                                 8.86%
Telecommunication Services                                 7.53
Multi-line Insurance                                       5.39
Beverages - Wine & Spirits                                 4.91
Containers - Metal/Glass                                   4.45
Cable/Satellite TV                                         4.41
Cable TV                                                   3.82
Medical - Hospitals                                        2.78
Building Maintenance & Services                            2.69
Telephone - Integrated                                     2.53
Apparel Manufacturers                                      2.48
Diversified Banking Institutions                           2.44
Investment Management/Advisory Services                    2.44
Funeral Services & Related Items                           2.43
Chemicals - Diversified                                    2.27
Publishing-Newspapers                                      2.13
Diversified Banking Institution                            2.10
Dialysis Centers                                           2.08
Commercial Services                                        2.07
Tobacco                                                    1.97
Chemicals Specialty                                        1.88
Airport Development/Maintenance                            1.85
Lottery Services                                           1.79
Television                                                 1.74
Special Purpose Entity                                     1.62
Casino Hotels                                              1.61
Retail-Restaurants                                         1.51
Medical Products                                           1.42
Brewery                                                    1.26
Diversified Operations                                     1.23
Food-Retail                                                1.11
Natural Resources                                          0.88
Other - ABS                                                0.84
Computer Services                                          0.73
Multimedia                                                 0.57
Finance-Commercial                                         0.30
Finance-Investment Banking/Brokerage                       0.00
                                                   -------------
 Long Term Investments                                    90.12
 Short Term Investment                                     6.73
                                                   -------------
 Total Investments                                        96.85
 Net Other Assets and Liabilities                          3.15
                                                   -------------
                                                        100.00%
                                                   -------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                   (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of October 31, 2009.

2. Net unrealized depreciation of the Fund's investment securities was $6,379,732 of which $2,710,623 related to the appreciated investment securities and $9,090,355 related to depreciated investment securities for the quarter ended October 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

---------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE       SIGNIFICANT
                                                    MARKETS FOR       OTHER         SIGNIFICANT
                                                     IDENTICAL     OBSERVABLE      UNOBSERVABLE
                                                      ASSETS         INPUTS           INPUTS
DESCRIPTION                                          (LEVEL 1)      (LEVEL 2)        (LEVEL 3)         TOTAL
---------------------------------------------------------------------------------------------------------------
Corporate Bonds
    Canada                                        $         --   $   1,501,084   $             --  $  1,501,084
    Denmark                                                 --       1,917,193                 --     1,917,193
    France                                                  --       2,546,702                 --     2,546,702
    Germany                                                 --       4,924,693                 --     4,924,693
    Ireland                                                 --       1,199,543                 --     1,199,543
    Italy                                                   --       3,206,286                 --     3,206,286
    Luxembourg                                              --       2,189,929                 --     2,189,929
    Netherlands                                             --       3,373,360            600,000     3,973,360
    Norway                                                  --       2,238,749                 --     2,238,749
    United Kingdom                                          --      21,241,531                 --    21,241,531
    United States                                           --      18,894,384                  0    18,894,384
---------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                       --      63,233,454            600,000    63,833,454
---------------------------------------------------------------------------------------------------------------
Preferred Stock
    United States                                      418,670               --                --       418,670
---------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                  418,670               --                --       418,670
---------------------------------------------------------------------------------------------------------------
Short Term Investment                                4,796,323               --                --     4,796,323
---------------------------------------------------------------------------------------------------------------
Total Investments                                    5,214,993      63,233,454            600,000    69,048,447
---------------------------------------------------------------------------------------------------------------
Other Financial Instruments *                               --         479,542                 --       479,542
---------------------------------------------------------------------------------------------------------------
Total                                             $  5,214,993   $  63,712,996   $        600,000  $ 69,527,989
---------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                                          ENDING
                                                                                                                        UNREALIZED
                                                                                                                       APPRECIATION
                                                                                                                      (DEPRECIATION)
                                                                                                                           FROM
                 BALANCE                              CHANGE IN                        NET         NET       BALANCE    INVESTMENTS
                  AS OF      ACCRUED                  UNREALIZED                     TRANSFERS  TRANSFERS     AS OF       HELD AT
                AUGUST 31,  DISCOUNTS/  REALIZED     APPRECIATION      NET      NET    IN TO      OUT OF   OCTOBER 31,  OCTOBER 31,
                   2009      PREMIUMS  GAIN/(LOSS)  (DEPRECIATION)  PURCHASES  SALES  LEVEL 3    LEVEL 3      2009         2009
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS
  NETHERLANDS
     ARRAN
     CORPORATE
     LOANS
     B.V.,
     CLASS E3    $360,000       $720       $0           $239,280        $0       $0     $0           $0     $600,000   ($1,340,028)

  UNITED STATES
     LEHMAN
     BROTHERS
     UK
     CAPITAL
     FUNDING
     IV LP             $0         $0       $0                 $0        $0       $0     $0           $0           $0   ($3,023,026)
                 -------------------------------------------------------------------------------------------------------------------
      TOTAL      $360,000       $720       $0           $239,280        $0       $0     $0           $0     $600,000   ($4,363,054)
                 ===================================================================================================================

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The following is a summary of realized gains/losses and change in unrealized gain/loss incurred on forward foreign currency contracts during the period ended October 31, 2009:


                            Realized      Unrealized
Currency                   gain/loss      gain/loss
----------------------------------------------------
British Pound                 $8,370          $6,898
----------------------------------------------------
Euro                      (1,311,235)        472,644
====================================================

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2009, the Fund had outstanding forward foreign currency contracts as follows:

                                                                                                 Unrealized
                              Value date          Local amount        Current value       appreciation/depreciation
                            ----------------     ---------------     ----------------     -------------------------
British Pound Short              11/25/2009         7,000,000          $ 11,487,102                $    6,898
Euro Short                       11/25/2009        14,400,000          $ 21,190,716                $  472,644

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 23, 2009



By:      /s/ Troy Statczar
         ------------------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    December 23, 2009